Average Annual Total Returns - World Growth Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)		Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)		1 Year	5 Years (or Life of Class)	10 Years (or Life of Class)	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year		MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years (or Life of Class)		MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)		MSCI World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years (or Life of Class)	MSCI World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)
Total	32.10%	9.24%	10.56%	22.78%	6.85%	9.20%	25.54%	7.18%	8.66%	32.21%	9.30%	[1]		24.13%	7.67%	10.94%	[1]	24.33%	7.69%	8.39%	26.60%	[2]	8.41%	[2]	8.79%	[2]	27.67%	8.74%	9.47%

[1]	The inception dates of the Institutional Shares and Class A shares (redesignated from Adviser Shares) were August 7, 2015, and August 1, 2010, respectively.
[2]	As of October 1, 2020, the Fund has selected the MSCI All Country World Index as its primary benchmark index to replace the MSCI World Index because it believes this index is more representative of the Fund's investment universe.